Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income (loss) per common share:
Net loss	$ (6,342)	$ (2,566)	$ (23,657)	$ 2,145	$ (640)	$ (37,713)
Weighted average common shares outstanding, basic and diluted	1,366,842	1,136,291	1,346,264	978,018	1,056,988,000	440,412,000
Net loss per share, basic and diluted	$ (4.64)	$ (2.26)	$ (17.57)	$ 2.19	$ (0.61)	$ (85.63)